Long-term debt (Tables)	12 Months Ended
Aug. 31, 2024
Long-term debt.
Summary of long term debt

	2024	2023
	$	$
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	—	40,000

Term loans, bearing interest at rates varying between 9.44% and 13.87%, repayable in monthly instalments of $13,609, ending December 2026.	458,640	265,329

	458,640	305,329
Current portion of long-term debt	101,397	271,546
	357,243	33,783